Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0001828105
Registrant Name	Hippo Holdings Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A